Cash and cash equivalents - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents [Line Items]
Notice accounts	€ 231,562
Net financial expense on revaluation of cash and cah equivalents	5,072	€ 0	€ 0
United States of America, Dollars
Disclosure Of Cash And Cash Equivalents [Line Items]
Net financial expense on revaluation of cash and cah equivalents	€ 3,196